Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year	$ 5,333	$ 7,777
Addition during the year		1,493	7,766
Written off during the year		(3,951)
Effect of exchange rate differences		14	11
Balance at the end of the year	$ 5,333	$ 5,333	$ 7,777